UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 6/30/2010

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Bradley J. Lucido
 Title:   Chief Compliance Officer
 Phone:   (413) 744-7247

 Signature, Place, and Date of Signing:

 /s/ Bradley J. Lucido, Springfield, MA  August 4, 2010

 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management, Inc.
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management, Inc. (Baring), Cornerstone Real Estate Advisers
LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer),OFI Private Investments Inc (OFI), OFI Institutional Asset Management Inc (OFII), and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring,
Cornerstone, Oppenheimer, OFI, OFII and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, and First Mercantile and for the limited and exclusive purpose of MassMutual's compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 8


Form 13F Information Table Value Total:  $27,569

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----

 ISHARES INC		MSCI GERMAN 	   464286806	   1497	    80000   SH	     SOLE				   80000
 ISHARES INC		MSCI MALAYSIA      464286830       972      85000   SH       SOLE				   85000
 ISHARES TR Index	MSCI EMERG MKT     464287234       616      16500   SH       SOLE                                  16500
 POWERSHARES QQQ TRUST	UNIT SER 1	   73935A104       15841    370900  SH       SOLE                                  370900
 VANGUARD INTL EQUITY INDEX F EMR MKT ETF  922042858	   7978     209991  SH       SOLE     				   209991
 BERKSHIRE HATHAWAY INC CL B NEW	   084670702 	   299	    2525    SH       SOLE               2525
 EXXON MOBIL CORP	COM		   30231G102       212      3720    SH       SOLE               3720
 GENERAL ELECTRIC CO	COM		   369604103	   154	    10675   SH       SOLE		10675


